Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Finished goods	¥ 784,544	¥ 909,076
Work in process	71,853	76,264
Raw materials	689,203	575,228
Total	¥ 1,545,600	¥ 1,560,568